Other Reserve - Summary of Detailed Information About Other Reserve (Detail) - EUR (€) € in Thousands	12 Months Ended
	Dec. 31, 2023	Dec. 31, 2022	Dec. 31, 2021
Disclosure Of Detailed Information About Other Reserve [Line Items]
Beginning Balance	€ 762,961
Employee share-based compensation	2,749	€ 7,431	€ 7,208
Issuance of ordinary shares upon Reverse Recapitalization, net of issuance costs		241,937
Ending Balance	806,677	762,961
Other Reserves [member]
Disclosure Of Detailed Information About Other Reserve [Line Items]
Beginning Balance	762,961	149,460	81,198
Capital injection from shareholders	40,382	6,454	67,124
Employee share-based compensation	2,749	7,431	7,208
Capital contribution from non-controlling interests			566
Changes in ownership interest in a subsidiary without change of control	(1,987)	(396)	124
Currency translation differences	3,333	(1,011)	(6,355)
Actuarial reserve relating to employee benefit	(761)	1,261	(405)
Issuance of ordinary shares upon Reverse Recapitalization, net of issuance costs		599,762
Ending Balance	806,677	762,961	149,460
Share premium [member] | Other Reserves [member]
Disclosure Of Detailed Information About Other Reserve [Line Items]
Beginning Balance	743,501	137,285	70,161
Capital injection from shareholders	40,382	6,454	67,124
Employee share-based compensation	0		0
Capital contribution from non-controlling interests			0
Changes in ownership interest in a subsidiary without change of control	0		0
Currency translation differences	0		0
Actuarial reserve relating to employee benefit	0		0
Issuance of ordinary shares upon Reverse Recapitalization, net of issuance costs		599,762
Ending Balance	783,883	743,501	137,285
Cumulative translation adjustment [member] | Other Reserves [member]
Disclosure Of Detailed Information About Other Reserve [Line Items]
Beginning Balance	(716)	295	6,650
Capital injection from shareholders	0		0
Employee share-based compensation	0		0
Capital contribution from non-controlling interests			0
Changes in ownership interest in a subsidiary without change of control	0		0
Currency translation differences	3,333	(1,011)	(6,355)
Actuarial reserve relating to employee benefit	0		0
Ending Balance	2,617	(716)	295
Re-measurement of defined benefit plans [member] | Other Reserves [member]
Disclosure Of Detailed Information About Other Reserve [Line Items]
Beginning Balance	675	(586)	(181)
Capital injection from shareholders	0		0
Employee share-based compensation	0		0
Capital contribution from non-controlling interests			0
Changes in ownership interest in a subsidiary without change of control	0		0
Currency translation differences	0		0
Actuarial reserve relating to employee benefit	(761)	1,261	(405)
Ending Balance	(86)	675	(586)
Other (deficits)/ reserves [member] | Other Reserves [member]
Disclosure Of Detailed Information About Other Reserve [Line Items]
Beginning Balance	19,501	12,466	4,568
Capital injection from shareholders	0		0
Employee share-based compensation	2,749	7,431	7,208
Capital contribution from non-controlling interests			566
Changes in ownership interest in a subsidiary without change of control	(1,987)	(396)	124
Currency translation differences	0		0
Actuarial reserve relating to employee benefit	0		0
Ending Balance	€ 20,263	€ 19,501	€ 12,466